Key Management Personnel Disclosures - Summary of Number of Shares Held in Company (Detail)		12 Months Ended
		Jun. 30, 2025 shares	Jun. 30, 2024 shares		Jun. 30, 2023 shares
American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		17,106	17,106		17,106
Received during the fiscal year on the exercise of performance rights		0	0		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		17,106	17,106		17,106
Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		29,196,831	27,056,116		25,927,035
Received during the fiscal year on the exercise of performance rights		6,816,947	500,000		4,606,173
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	(770,500)	(1,200,000)		(3,477,092)
Balance at end of the end fiscal year Number		35,243,278	29,196,831		27,056,116
Ordinary Shares [member] | Previously Reported [Member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		26,356,116
Balance at end of the end fiscal year Number			26,356,116
Dr Russell Howard [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		1,113,207	1,113,207		1,000,000
Received during the fiscal year on the exercise of performance rights		304,770	0		113,207
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0			0
Balance at end of the end fiscal year Number		1,417,977	1,113,207		1,113,207
Mr Pete Meyers [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		3,274,395	2,774,395		2,274,395
Received during the fiscal year on the exercise of performance rights		388,889	500,000		500,000
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0			0
Balance at end of the end fiscal year Number		3,663,284	3,274,395		2,774,395
Mr Marc Voigt [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		45	45		45
Received during the fiscal year on the exercise of performance rights		0	0		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		45	45		45
Mr Marc Voigt [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		11,247,445	11,247,445		8,847,445
Received during the fiscal year on the exercise of performance rights		2,400,000	0		2,400,000
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	29,500			0
Balance at end of the end fiscal year Number		13,676,945	11,247,445		11,247,445
Dr Frédéric Triebel [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		17,061	17,061		17,061
Received during the fiscal year on the exercise of performance rights		0	0		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		17,061	17,061		17,061
Dr Frédéric Triebel [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		8,653,764	8,653,764		7,753,764
Received during the fiscal year on the exercise of performance rights		1,800,000	0		900,000
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0			0
Balance at end of the end fiscal year Number		10,453,764	8,653,764		8,653,764
Ms Lucy Turnbull A O [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number			0		3,284,126
Received during the fiscal year on the exercise of performance rights					92,966
Received during the fiscal year on the exercise of options					0
Other changes during the fiscal year	[1],[2]				(3,377,092)
Balance at end of the end fiscal year Number					0
Mr Christian Mueller [Member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number	[3]	2,840,715
Received during the fiscal year on the exercise of performance rights	[3]	466,667
Received during the fiscal year on the exercise of options		0
Other changes during the fiscal year	[1]	0
Balance at end of the end fiscal year Number		3,307,382	2,840,715	[3]
Ms Lis Boyce [Member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		0
Received during the fiscal year on the exercise of performance rights		256,621	0
Received during the fiscal year on the exercise of options		0	0
Other changes during the fiscal year	[1]	0			0
Balance at end of the end fiscal year Number		256,621	0
Ms Deanne Miller [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		2,067,305	3,267,305		2,767,305
Received during the fiscal year on the exercise of performance rights		1,200,000	0		600,000
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	(800,000)	(1,200,000)		(100,000)
Balance at end of the end fiscal year Number		2,467,305	2,067,305		3,267,305

[1]	Other changes during the year includes on market acquisitions and/or disposals.
[2]	This change during the year represents derecognition due to the cessation of the director’s position.
[3]	Shares held before being appointed as key management personnel.